UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05488

        Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.8%
$ 690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$704,283
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	California – 21.4%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,943,951
	1997A, 0.000%, 9/01/22 – MBIA Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aaa	1,066,800
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aaa	1,037,629
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aaa	998,054
1,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	1,009,180
	Series 2006, 5.250%, 4/01/39
740	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	729,729
	5.000%, 11/15/42
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	Aa2	242,593
	4.800%, 8/01/37 (Alternative Minimum Tax)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,016,770
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	912,390
	Health System, Series 2005A, 5.000%, 7/01/39
500	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A+	514,160
1,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/27	3/16 at 100.00	A+	1,016,240
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,555,360
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	514,475
	Series 2003H, 6.375%, 10/01/33
1,000	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	Aaa	1,005,520
	2003C, 5.375%, 4/01/18 (Pre-refunded 4/01/08)

23,710	Total California			18,562,851

	Colorado – 6.3%
795	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	813,802
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
430	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	493,816
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County	6/11 at 100.00	Ba1 (4)	1,147,740
	School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31 (Pre-refunded 6/01/11)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	956,180
	Society, Series 2005, 5.000%, 6/01/35
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	2,093,940
	6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)

5,225	Total Colorado			5,505,478

	Connecticut – 2.2%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	4/08 at 100.00	BBB	1,483,197
450	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/08 at 100.00	BBB	450,162
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,930	Total Connecticut			1,933,359

	Florida – 3.3%
1,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	807,070
	Bonds, Series 2006, 4.750%, 5/01/34
160	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	6/08 at 100.50	N/R	160,630
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/08 at 100.00	BB+	1,256,900
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/08 at 100.00	BB+	603,462
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)

3,010	Total Florida			2,828,062

	Illinois – 6.7%
1,190	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	1,209,659
	1998, 7.000%, 1/01/14
	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,
	Series 2002A:
500	6.125%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	BBB (4)	574,815
1,000	6.250%, 12/01/32 (Pre-refunded 12/01/12)	12/12 at 100.00	BBB (4)	1,158,670
1,550	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,550,155
	5.500%, 5/15/32
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 – FGIC Insured	11/15 at 100.00	Aaa	1,363,268

5,545	Total Illinois			5,856,567

	Indiana – 3.9%
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	Baa1	2,084,120
	Series 2002, 6.125%, 8/01/31
1,210	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,268,697
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

3,210	Total Indiana			3,352,817

	Louisiana – 2.0%
1,295	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	1,522,622
	Corporation Project, Series 1994, 11.000%, 2/01/14
145	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	N/R (4)	179,722
	Corporation Project, Series 1994, 11.000%, 2/01/14 (ETM)

1,440	Total Louisiana			1,702,344

	Maryland – 1.1%
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/08 at 100.00	N/R	994,080
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 0.8%
420	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/09 at 102.00	BBB	438,224
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	273,259
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

690	Total Massachusetts			711,483

	Michigan – 3.8%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	1,130,780
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B, 6.450%,
	4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
2,150	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/08 at 100.00	Ba3	2,150,946
	Series 1995, 6.625%, 1/01/16

3,150	Total Michigan			3,281,726

	Minnesota – 0.5%
500	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services	4/13 at 101.00	BBB	485,660
	Project, Series 2005, 5.000%, 4/01/25

	Missouri – 4.7%
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	4,109,308
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)

	Montana – 1.4%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B–	1,190,760
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska – 1.2%
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,066,850
	5.900%, 11/01/27 (Alternative Minimum Tax)

	New York – 5.9%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	AA	1,070,360
	2003A, 5.500%, 7/01/15 – RAAI Insured
3,815	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/11 at 101.00	AAA	4,026,540
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41

4,815	Total New York			5,096,900

	Ohio – 4.4%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	502,200
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A	990,500
	Project, Series 2006, 5.250%, 8/15/46
2,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	2,329,118
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

3,820	Total Ohio			3,821,818

	Pennsylvania – 2.5%
1,080	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	1,294,142
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
840	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	864,637
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)

1,920	Total Pennsylvania			2,158,779

	Rhode Island – 0.5%
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	500,980
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 5.1%
2,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA–	2,788,825
	2002, 5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Aaa	609,311
	1/01/19 – FGIC Insured (ETM)
1,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,015,920
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

3,975	Total South Carolina			4,414,056

	Tennessee – 4.2%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	1,048,480
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (4)	437,126
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (4)	728,544
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,466,565
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37

3,500	Total Tennessee			3,680,715

	Texas – 9.2%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,335,030
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A	2,036,100
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
2,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	AAA	2,031,440
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – MBIA Insured
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
2,000	6.250%, 6/01/25	6/12 at 100.00	BBB+	2,105,300
50	6.250%, 6/01/32	6/12 at 100.00	BBB+	51,960
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	398,220
	Refunding Bonds, Series 1998, 0.000%, 8/15/25

8,550	Total Texas			7,958,050

	Virgin Islands – 3.1%
2,545	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A,	10/14 at 100.00	BBB	2,668,662
	5.250%, 10/01/19

	Virginia – 3.1%
1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue	11/10 at 102.00	Baa1	1,059,090
	Bonds, Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,594,140
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

2,500	Total Virginia			2,653,230

	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	492,640
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

	West Virginia – 2.4%
2,050	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	2,063,674
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 1.2%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	1,049,000
	Series 2001, 6.250%, 10/01/21

$ 92,425	Total Investments (cost $85,216,904) – 102.2%			88,844,132

	Flating Rate Obligations – (3.8)%			(3,335,000)

	Other Assets Less Liabilities – 1.6%			1,415,678

	Net Assets – 100%			$86,924,810

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the portfolio of investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008,
at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $81,788,327.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$4,671,103
Depreciation	(951,086)

Net unrealized appreciation (depreciation) of investments	$3,720,017

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.